Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
1. Cash Flow from Operating Activities
Consolidated Net Income for the Fiscal Year	R$ 9,498,812	R$ 14,339,475	R$ 15,559,324
Profit adjustments	5,971,012	50,774,841	(13,898,808)
Depreciation of permanent assets	1,841,616	1,860,043	1,850,780
Amortization	899,334	725,459	583,141
Impairment losses on other assets (net)	250,173	161,434	165,799
Provisions and losses on financial assets (net)	32,432,498	26,044,239	19,292,151
Net gains (losses) on disposal of permanent assets, investments, and non-current assets held for sale	(855,565)	(130,673)	(32,512)
Income (loss) share under the equity method	(239,236)	(199,179)	(144,184)
Change in deferred tax assets and liabilities	(5,550,813)	64,318	2,265,227
Judicial deposits adjustment	(728,716)	(677,373)	(433,629)
Recoverable taxes adjustment	(557,008)	(813,225)	(217,820)
Effects of Exchange Rate Fluctuations on Assets and Liabilities	(21,430,674)	23,513,187	(35,669,654)
Other	(90,597)	226,611	(1,558,107)
Net (increase) decrease in operating assets	(129,083,634)	(90,965,616)	22,502,791
Financial assets measured at Fair Value through Profit or Loss	(88,026,729)	(86,362,989)	92,505,107
Financial Assets measured at Fair Value Through Other Comprehensive Income	(3,895,444)	45,756,767	4,094,548
Financial Assets measured at Amortized Cost	(41,870,299)	(46,336,754)	(86,179,125)
Other liabilities	4,708,838	(4,022,640)	12,082,261
Net increase (decrease) in operating liabilities	156,121,109	38,775,762	(12,821,626)
Financial Liabilities Measured at Fair Value Through Profit or Loss	(86,825)	5,255,915	(37,646,300)
Financial Liabilities Measured at Amortized Cost	144,383,135	32,558,536	30,512,246
Other liabilities	11,824,799	961,311	(5,687,572)
Taxes paid	(5,892,511)	(6,077,436)	(4,534,538)
Total net cash flows from operating activities (1)	36,614,788	6,847,026	6,807,143
2. Cash Flows From Investing Activities
Investments	(3,963,094)	(3,804,400)	(2,977,619)
Subsidiary acquisition, minus net cash upon acquisition	(5,054)	(460,245)	(13,746)
Permanent assets	(1,445,847)	(1,126,111)	(1,162,774)
Intangible assets	(1,906,872)	(1,737,548)	(1,500,562)
Non-current assets held for sale	(605,321)	(480,496)	(300,537)
Disposal	719,747	926,167	898,927
Permanent assets	117,312	148,555	37,576
Intangible assets	185,206	144,698	298,146
Non-current assets held for sale	417,229	632,914	563,205
Dividends and Interest on Equity Received	663,032	172,944	152,000
Total net cash flows from investing activities (2)	(2,580,315)	(2,705,289)	(1,926,692)
3. Cash Flow from Financing Activities
Acquisition of own shares	112,533	(506,277)	78,319
Issuance of debt instruments eligible as capital			5,500,000
Issuance of other long-term financial liabilities	75,404,958	60,583,109	101,784,961
Dividends paid and interest on equity	(5,450,390)	(7,393,031)	(9,907,319)
Payments of other long-term financial liabilities	(63,400,960)	(39,154,639)	(97,220,580)
Interest payments on debt instruments eligible as capital	(713,974)	(861,717)	(911,306)
Increase/(Decrease) in non-controlling interests	(134,214)	20,446	17,415
Capital Increase in Subsidiaries through non-controlling Interests		66,957
Total net cash flow from financing activities (3)	5,817,953	12,754,848	(658,510)
Net Increase in Cash and Cash Equivalents (1+2+3)	39,852,426	16,896,585	4,221,941
Cash and cash equivalents at the beginning of the fiscal year	49,565,334	32,668,749	28,446,808
Cash and cash equivalents at the end of the fiscal year	R$ 89,417,760	R$ 49,565,334	R$ 32,668,749